Employee Benefits - Summary of components of defined benefit cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Components Of Defined Benefit Cost [Abstract]
Current service cost	¥ 32,140	¥ 33,513	¥ 34,759
Net interest	781	706	808
Past service cost and gains on settlements	(449)	(1,476)	(1,416)
Total	¥ 32,472	¥ 32,743	¥ 34,151